Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss	12 Months Ended
Dec. 31, 2022
Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss [Abstract]
ADDITIONAL DETAILS TO THE STATEMENT OF PROFIT OR LOSS AND COMPREHENSIVE PROFIT OR LOSS

NOTE 28: ADDITIONAL DETAILS TO THE STATEMENT OF PROFIT OR LOSS AND COMPREHENSIVE PROFIT OR LOSS

Cost of revenues

	Year ended December 31,
	2022	2021
Energy and infrastructure	56,415	30,195
Depreciation and amortization	72,420	24,476
Purchases of electrical components	1,759	1,973
Electrician salaries and payroll taxes	1,316	1,727
	131,910	58,371

General and administrative expenses

	Year ended December 31,
	2022	2021
Salaries and share based payment	30,040	30,334
Professional services	10,051	6,985
Advertising and promotion	333	174
Insurance, duties and other	9,370	4,920
Travel, motor vehicle and meals	1,152	423
Hosting and telecommunications	560	402
	51,506	43,238

Net financial (income) expenses

	Year ended December 31,
		2022	2021
Loss on revaluation of warrants		—	19,524
Loss on embedded derivative		—	2,641
Gain on disposition of marketable securities	a	(51,649)	(6,149)
Loss on currency exchange		2,945	647
Interest on credit facility and long-term debt		12,770	1,907
Interest on lease liabilities		1,451	1,513
Warrant issuance costs		—	668
Discount expense on VAT receivable	b	6,750	—
Other financial expenses		173	252
		(27,560)	21,003

a.	Gain on disposition of marketable securities

During the year ended December 31, 2022, the Company continued to fund its expansion in Argentina through the acquisition of marketable securities and in-kind contribution of these securities to the Company’s subsidiary in Argentina. The subsequent disposition of these marketable securities in exchange for Argentine Pesos gave rise to a gain as the amount received in ARS exceeds the amount of ARS the Company would have received from a direct foreign currency exchange.

b.	Discount expense on VAT receivable

A portion of Argentine VAT is not expected to be settled within the next 12 months, and, therefore, it has been classified as a long-term receivable in Note 14 with the short-term portion being included in sales tax receivable in Note 8. The Company has discounted this VAT receivable to its present value, which is classified within Net financial (income) expenses during the year ended December 31, 2022. Historically, ARS has devalued significantly when compared to USD due to high levels of inflation in Argentina, which may result in the Company recording future foreign exchange losses on its Argentina VAT receivable.